WEBs ETF Trust

WEBs Industrials XLI Defined Volatility ETF

Schedule of Investments

January 31, 2026 (unaudited)

SECURITY DESCRIPTION	SHARES	VALUE
EXCHANGE-TRADED FUNDS – 48.1%
United States – 48.1%
Industrial Select Sector SPDR Fund(1)	826	$136,654
TOTAL EXCHANGE-TRADED FUNDS
(Cost - $124,743)		136,654

	PRINCIPAL
	AMOUNT
SHORT-TERM INVESTMENTS – 42.0%
Time Deposits – 42.0%
Citibank, New York, 2.98% 02/02/2026(2)	$119,172	119,172
TOTAL SHORT-TERM INVESTMENTS
(Cost - $119,172)		119,172

TOTAL INVESTMENTS – 90.1%
(Cost - $243,915)		255,826
OTHER ASSETS LESS LIABILITIES – 9.9%		28,238
NET ASSETS – 100.0%		$284,064

TOTAL RETURN SWAPS

Counterparty & Reference Instrument	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Value and Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Instrument
Cantor Fitzgerald Industrial Select Sector SPDR Fund	OBFR + 1.20%	Varies(3)	USD	254	08/24/2026	$28,432

(1)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.
(2)	Position, or a portion thereof, has been segregated to collateralize derivatives outstanding.
(3)	Payment frequency is monthly for financing fee, at maturity for total return, including dividends.

Abbreviations used in this schedule:

OBFR – Overnight Bank Funding Rate